Business Segment (Details) $ in Millions	12 Months Ended
	Dec. 31, 2023 CLP ($)	Dec. 31, 2023 CLF	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CLP ($)	Dec. 31, 2021 CLP ($)
Business Segment [Line Items]
Number of business segments	4	4	4	4	4
Provisions for loan losses	$ 201,944			$ 412,130	$ 19,172
Total operating expenses	1,118,503			995,483	873,413
Income taxes	(322,114)			(289,209)	(275,969)
Assets	55,718,041			55,108,854
Liabilities	696,971			644,259
Other reclassifications					(1,926)
Adjustments in assets					(332,378)
Repurchase Agreement [Member]
Business Segment [Line Items]
Total operating expenses	39,478			21,382	21,998
Retail [Member]
Business Segment [Line Items]
Annual revenue (in Unidad de Fomento) | CLF		CLF 70,000
Wholesale [Member]
Business Segment [Line Items]
Annual revenue (in Unidad de Fomento) | CLF		CLF 70,000
Elimination of intersegment amounts [member]
Business Segment [Line Items]
Total operating expenses					(21,998)
Elimination of intersegment amounts [member] | Repurchase Agreement [Member]
Business Segment [Line Items]
Liabilities	$ (236,853)			$ (237,339)	(369,448)
IFRS Adjustments [Member]
Business Segment [Line Items]
Total revenue percenatge	10.00%	10.00%	10.00%	10.00%
Total operating revenue	$ (39,478)
Adjustments amount	19,312
Total operating expenses				$ (21,382)
Income taxes					(97,689)
Assets	(236,853)			(237,339)	(369,448)
Reversal of write-offs of assets received in lieu of payments (in Dollars)			$ (74,511)
Increase (decrease) in liabilities from provision for minimum dividends and differing allowances for loan losses	(919,171)
Adjustment operating revenue				26,830
IFRS Adjustments [Member] | Reclassifications and Adjustments [Member]
Business Segment [Line Items]
Provisions for loan losses	159,307			22,988
Income taxes	$ (48,227)			(13,452)
Increase (decrease) in liabilities from provision for minimum dividends and differing allowances for loan losses				(719,618)	(857,828)
Adjustment operating revenue					25,847
Adjustments assets				$ (146,508)
ECL [Member]
Business Segment [Line Items]
Provisions for loan losses					$ 337,893